TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Trade receivables	$612	$614
Prepaids and other	169	64
Inventory	45	26
Income tax receivable	17	15
Other short-term receivables and collateral assets	282	163
Current portion of contract asset	49	46
	$1,174	$928